Intangible Assets, Net - Schedule of Intangible Assets Net (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Intangible Assets Net [Abstract]
Software and operating system	¥ 96,638	¥ 96,001
Non-compete agreements	8,175	8,175
Agent resources	137,944	137,944
Insurance brokerage licenses	86,854	89,071
Trade names	142,464	142,464
Sub-total	472,075	473,655
Disposal		(2,218)
Total	472,075	471,437
Less: Accumulated amortization	(146,099)	(53,870)
Less: Impairment loss	(325,130)
Intangible asset, net	¥ 846	¥ 417,567